Borrowings	3 Months Ended
Mar. 31, 2026
Borrowings
Borrowings

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

15.Borrowings

Borrowings comprised the following:

	March 31,	December 31,
	2026	2025
	$’m	$’m

Non‑current
Senior Notes	1,965.1	1,965.5
Bank term loans	848.1	876.5
	2,813.2	2,842.0
Current
Senior Notes	247.5	218.4
Bank term loans	75.3	77.2
Letters of credit	0.1	0.1
	322.9	295.7

Total borrowings	3,136.1	3,137.7
Borrowings classified as held for sale (see note 20.2)	105.5	96.7
	3,241.6	3,234.4

Refer to the next page for an analysis of our borrowing facilities and related covenants:

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Analysis of borrowings

Borrowings comprised the following:

	Principal
	amount					Carrying amount
	March 31,		Issue	Maturity		March 31,	December 31,
	2026	Currency	date	date	Interest rate	2026	2025
						$'m	$'m
Senior Notes
IHS Holding Limited	200.0M	USD	Nov'21	Nov'26	5.625%	203.4	200.5
IHS Holding Limited	500.0M	USD	Nov'21	Nov'28	6.250%	508.1	500.2
IHS Holding Limited	550.0M	USD	Nov'24	May'30	7.875%	557.7	546.7
IHS Holding Limited	650.0M	USD	Nov'24	Nov'31	8.250%	658.8	645.3
IHS Mauritius NG Holdco Limited	286.0M	USD	Sep'19	Sep'27	8.000%	284.6	290.0

Debentures
I-Systems Soluções de Infraestrutura S.A.(a)	160.0M	BRL	Jun'24	May'32	2.10% + CDI	29.1	26.8

Bank Term Loans
IHS Côte d’Ivoire S.A.	6.5B	XOF	Dec'23	Dec'28	6.50%	10.9	12.1
IHS Côte d’Ivoire S.A.	50.9M	EUR	Dec'23	Dec'28	3.50% + 3M EURIBOR	57.2	63.9
IHS Holding Limited	200.0M	USD	Jun'25	Dec'27	4.85% + 3M SOFR	198.0	198.2
IHS Holding Limited	255.0M	USD	Oct'24	Oct'29	4.50% + 3M SOFR	256.7	256.8
IHS Holding Limited	3.2B	ZAR	Oct'24	Oct'29	4.50% + 3M JIBAR	191.6	198.6
IHS Towers South Africa Proprietary Limited	3.0B	ZAR	May'22	May'29	2.75% + 3M JIBAR	171.0	182.4
IHS Zambia Limited	38.0M	USD	Dec'20	Dec'27	5.00% + CAS + 3M SOFR	38.0	42.9
I-Systems Soluções de Infraestrutura S.A.(a)	400.0M	BRL	Oct'22	Oct'30	2.45% - 2.50% + CDI	76.4	69.9

Revolving Credit Facilities and Overdraft(b)
IHS Holding Limited	300.0M	USD	Jun'25	Sep'28	3.50% + 3M SOFR	—	—
IHS Nigeria Limited	100.0B	NGN	Jan'26	Mar'29	1.00% + MPR	—	—
IHS Cameroon S.A.	10.0B	XAF	Sep'25	Aug'26	5.50%	—	—
IHS Cameroon S.A.	10.0B	XAF	Oct'25	Sep'26	5.50% - 6.00%	—	—

Letters of Credit(b)
IHS Nigeria	356.5M	USD	Feb'22	Jun'26	12.00% - 15.39%	0.1	0.1
						3,241.6	3,234.4
Exclude: Borrowings classified as held for sale (see note 20)						(105.5)	(96.7)
Borrowings						3,136.1	3,137.7
(a)	On February 11, 2026, IHS Fiber Brasil – Cessão de Infraestruturas Ltda. entered into a share purchase and sale agreement with TIM S.A., pursuant to which IHS Fiber Brasil – Cessão de Infraestruturas Ltda. agreed to sell its 51.0% stake in I-Systems. Borrowings for this business are presented within liabilities held for sale at March 31, 2026 and December 31, 2025.
(b)	Principal amount for revolving credit facilities, overdrafts and letters of credit are the available facilities at March 31, 2026.

Group borrowings (except letters of credit) typically contain customary affirmative and negative covenants, events of default and financial covenant ratios (generally tested either quarterly or on an incurrence basis, depending on the financing type and with some exceptions). The borrowing entity may also voluntarily prepay its utilizations and/or cancel all or part of the available commitments on its term loans and facilities by giving notice. Mandatory cancellation and full or partial prepayment may be required in certain circumstances including events of default. The majority of borrowings are supported by intercompany guarantees or secured by pledges over certain assets.